Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income	$ 18,375	$ 11,956	$ 23,547
Other Comprehensive Income, net of taxes
Foreign currency translation adjustments	(208)	(1,199)	60
Unrealized gains (losses) on cash flow hedges	(194)	(197)	25
Unrealized gains (losses) on marketable securities	(11)	(5)	16
Defined benefit pension and postretirement plans	(148)	154	22
Other comprehensive income (loss) attributable to Verizon	(561)	(1,247)	123
Other comprehensive loss attributable to noncontrolling interests		(23)	(15)
Total Comprehensive Income	17,814	10,686	23,655
Comprehensive income attributable to noncontrolling interests	496	2,308	12,035
Comprehensive income attributable to Verizon	$ 17,318	$ 8,378	$ 11,620